Brumadinho dam failure - Provision for individual indemnification and other commitments (Details) ha in Thousands, R$ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2020 BRL (R$) ha item	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Provisions.
Provision		R$ 3,989	$ 4,220		R$ 1,916	$ 3,960
Geotechnical safety of the remaining structures
Provisions.
Provision			267			113
Individual indemnification
Provisions.
Provision			179			$ 569
IBAMA fines
Provisions.
Provision	R$ 150	R$ 250	$ 48	$ 29
Environmental projects
Provisions.
Number of parks in which environmental projects will be done | item	7
Area of property in which environmental projects will be done | ha	794
Sanitation programs
Provisions.
Provision	R$ 100			$ 19